Income taxes - Movement of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	$ (53)	$ (49)	$ (53)
Deferred tax assets	95	85	$ 55
Changes in deferred tax liability (asset) [abstract]
Deferred tax offset	28	29
Deferred tax assets, offset amount	(28)	(29)
Net deferred tax liabilities	(25)	(20)
Deferred tax assets	67	56
Movement in deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities		(49)
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(4)	4
Movement in deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets		85
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	12	29
Effects of movements in exchange rates	$ (2)	$ 1